Northbrook Life Insurance Company
                     Northbrook Variable Annuity Account II

Supplement to:     Morgan Stanley Dean Witter Variable Annuity II
                           Prospectus Dated May 1, 2001

This supplement describes the changes to various names mentioned in your prospectus. Please keep this supplement for future reference together with your prospectus.

o On June 18, 2001, the Morgan Stanley Dean Witter Variable Annuity II was renamed the Morgan Stanley Variable Annuity II. All references in the current prospectus to "Morgan Stanley Dean Witter Variable Annuity II" or "Contract" apply to Morgan Stanley Variable Annuity II.

o On June 18, 2001, Morgan Stanley Dean Witter Variable Investment Series was renamed Morgan Stanley Variable Investment Series. All references in the current prospectus to "Morgan Stanley Dean Witter Variable Investment Series" apply to Morgan Stanley Variable Investment Series.

o On June 18, 2001, Morgan Stanley Dean Witter Advisors Inc. was renamed Morgan Stanley Investment Advisors Inc. All references in the current prospectus to "Morgan Stanley Dean Witter Advisors Inc." apply to Morgan Stanley Investment Advisors Inc.

o On May 1, 2001, Morgan Stanley Asset Management was renamed Morgan Stanley Investment Management Inc. All references in the current prospectus to "Morgan Stanley Asset Management" apply to Morgan Stanley Investment Management Inc.

o On April 2, 2001, Morgan Stanley Dean Witter Active Assets Account was renamed the Morgan Stanley Active Assets Account. All references in the current prospectus to "Morgan Stanley Dean Witter Active Assets Account" apply to Morgan Stanley Active Assets Account.

o Beginning April 2, 2001, Morgan Stanley Dean Witter Financial Advisors will be referred to as Morgan Stanley Financial Advisors. All references in the current prospectus to "Morgan Stanley Dean Witter Financial Advisors" apply to Morgan Stanley Financial Advisors.

On page 16 of your prospectus, Miller Anderson and Sherrerd, LLP should be listed as the Investment Advisor for the Mid-Cap Portfolio, a portfolio of The Universal Institutional Funds, Inc. mutual fund. On August 1, 2001, Miller Anderson and Sherrerd, LLP will be renamed Morgan Stanley Investments L.P.



June 18, 2001